Stockholders' equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Summary of Restricted Stock Activity

The following table summarizes restricted stock activity:

	Number of shares	Weighted- average grant date fair value
Nonvested shares at December 31, 2014	578,994	$4.46
Shares vested	(187,387)	$3.89

Nonvested shares at September 30, 2015	391,607	$4.73

The following table summarizes restricted stock activity:

	Number of units/shares	Weighted- average grant date fair value
Nonvested units at March 13, 2013 (inception)	—	$—
Units granted	5,870,000	0.76
Units vested	(500,000)	0.84

Nonvested units at December 31, 2013	5,370,000	0.75
Units granted	1,210,667	0.32
Units vested	(526,667)	0.81
Units forfeited	(170,000)	0.84
Conversion to C corporation and effect of reverse stock split	(5,294,713)
Shares granted	200,000	7.50
Shares vested	(210,293)	5.61

Nonvested shares at December 31, 2014	578,994	4.46